Property and Equipment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property and Equipment
11.	Property and Equipment

Changes in property and equipment for the years ended December 31, 2017 and 2018, are as follows:

	2017
(In millions of Korean won)	Land		Buildings and structures		Machinery and equipment		Others		Construction- in-progress		Total
Acquisition cost	￦	1,309,084	￦	3,729,228	￦	35,106,184	￦	1,895,332	￦	1,093,941	￦	43,133,769
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(1,604,496)		(25,845,999)		(1,370,409)		(622)		(28,821,658)

Beginning, net		1,308,952		2,124,732		9,260,185		524,923		1,093,319		14,312,111
Acquisition and capital expenditure		1,948		120		237,218		129,464		2,262,681		2,631,431
Disposal and termination		(4,656)		(4,022)		(176,085)		(8,242)		(3,133)		(196,138)
Depreciation		—		(135,242)		(2,469,459)		(150,535)		—		(2,755,236)
Impairment		—		—		(9,256)		(1)		(28)		(9,285)
Transfer in (out)		26,764		25,305		2,227,808		10,344		(2,600,908)		(310,687)
Exclusion from scope of consolidation		—		(19)		(772)		(120)		(34)		(945)
Transfer from(to) investment properties		(64,449)		1,793		—		1,184		—		(61,472)
Others		98		(245)		(8,830)		(179)		(38,304)		(47,460)

Ending, net	￦	1,268,657	￦	2,012,422	￦	9,060,809	￦	506,838	￦	713,593	￦	13,562,319

Acquisition cost	￦	1,268,789	￦	3,750,861	￦	35,971,877	￦	1,920,571	￦	714,706	￦	43,626,804
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(1,738,439)		(26,911,068)		(1,413,733)		(1,113)		(30,064,485)

	2018
(In millions of Korean won)	Land		Buildings and structures		Machinery and equipment		Others		Construction- in-progress		Total
Acquisition cost	￦	1,268,789	￦	3,750,861	￦	35,971,877	￦	1,920,571	￦	714,706	￦	43,626,804
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(1,738,439)		(26,911,068)		(1,413,733)		(1,113)		(30,064,485)

Beginning, net		1,268,657		2,012,422		9,060,809		506,838		713,593		13,562,319
Acquisition and capital expenditure		9,897		1,728		137,088		101,832		2,037,085		2,287,630
Disposal and termination		(3,718)		(2,640)		(113,266)		(4,336)		(582)		(124,542)
Depreciation		—		(132,353)		(2,398,782)		(159,625)		—		(2,690,760)
Impairment		—		(5,551)		(1,237)		(8,935)		(170)		(15,893)
Transfer in (out)		7,663		127,052		1,767,878		9,525		(1,911,094)		1,024
Inclusion in scope of consolidation		—		44		4,228		2,526		—		6,798
Transfer from(to) investment properties		(3,080)		5,366		—		37,077		—		39,363
Others		1,768		1,617		18,298		(6,521)		(12,844)		2,318

Ending, net	￦	1,281,187	￦	2,007,685	￦	8,475,016	￦	478,381	￦	825,988	￦	13,068,257

Acquisition cost	￦	1,281,319	￦	3,873,074	￦	36,327,007	￦	1,981,646	￦	826,583	￦	44,289,629
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(1,865,389)		(27,851,991)		(1,503,265)		(595)		(31,221,372)

Details of property and equipment provided as collateral as at December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	December 31, 2017
	Carrying amount		Secured amount		Related line item	Related amount		Secured party
Land and Buildings	￦	13,115	￦	15,995	Borrowings	￦	2,730	Standard Chartered Bank, Korea Development Bank
Others		53,757		38,570			16,071	Shinhan Bank

(In millions of Korean won)	December 31, 2018
	Carrying amount		Secured amount		Related line item	Related amount		Secured party
Land and Buildings	￦	13,163	￦	15,113	Borrowings	￦	7,878	Standard Chartered Bank, Korea Development Bank
Others		50,278		40,252			10,063	Shinhan Bank

The borrowing costs capitalized for qualifying assets amount to ￦7,329 million (2017: ￦8,473) in 2018. The interest rate applied to calculate the capitalized borrowing costs in 2018 is 3.22% (2017: 3.37% to 3.54%).